As filed with the Securities and Exchange Commission

                               on August 31, 2001

                        Securities Act File No. 333-51870

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

      Pre-Effective Amendment No. /____/ Post-Effective Amendment No. 1 /X/

                               VALUE EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

            Two International Place, Boston, Massachusetts 02110-4103
               (Address of Principal Executive Offices) (Zip Code)

                                  John Millette
                        Zurich Scudder Investments, Inc.
                             Two International Place
                        Boston, Massachusetts 02110-4103
                     (Name and Address of Agent for Service)

                                 (617) 295-1000
                  (Registrant's Area Code and Telephone Number)

                                 with copies to:

    Caroline Pearson, Esq.                      Joseph R. Fleming, Esq.
    Zurich Scudder Investments, Inc.            Dechert
    Two International Place                     Ten Post Office Square - South
    Boston, MA 02110-4103                       Boston, MA  02109-4603

                  Approximate Date of Proposed Public Offering:
      It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b).



                      Title of Securities Being Registered:
                 Shares of Beneficial Interest ($.01 par value)
              of Scudder Large Company Value Fund, a series of the
                                   Registrant

No filing fee is required because the Registrant has previously registered an indefinite number of its shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

         This   Post-Effective   Amendment  No.  1  (the  "Amendment")  to  this
Registration Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibit to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 497 on March 26, 2001.

                            PART C. OTHER INFORMATION

Item 15. Indemnification.
-------  ---------------

          A policy of insurance covering Zurich Scudder Investments, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Zurich Scudder Investments, Inc. insures the Registrant's trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

          Article IV, Section 4.1 - 4.3 of the Registrant's Declaration of Trust provide as follows:

          Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or more Series of which the Shareholder who is entitled to indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          Section 4.2. Non-Liability of Trustees, Etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Section 4.3. Mandatory Indemnification.

               (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                    (i) every  person who is, or has been,  a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                    (ii) the words "claim,"  "action,"  "suit," or  "proceeding"
               shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

               (b) No indemnification shall be provided hereunder to a Trustee or officer:

                    (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                    (ii) with  respect  to any  matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust;

                    (iii) in the event of a settlement or other  disposition not involving a final adjudication as provided in paragraph (b)(i) or
               (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                         (A) by the court or other body approving the settlement
               or other disposition; or

                         (B) based upon a review of readily  available facts (as
               opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

               (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

               (d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                    (i) such  undertaking  is secured  by a surety  bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or

                    (ii) a majority of the Disinterested  Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                    As used in this  Section 4.3, a  "Disinterested  Trustee" is one who is not (i) an "Interested Person") of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or
               (ii) involved in the claim, action, suit or proceeding.


Item 16. Exhibits.
-------  --------

          (1) (a)(1) Amended and Restated Declaration of Trust dated March 17, 1988. (Incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A, as amended (the "Registration Statement").)

               (a)(2) Establishment and Designation of Series dated December 15,
               1986.   (Incorporated   by   reference   to   Exhibit   1(b)   to
               Post-Effective Amendment No. 25 to the Registration Statement.)

               (a)(3) Amended  Establishment and Designation of Series dated May
               4,  1987.   (Incorporated   by   reference  to  Exhibit  1(c)  to
               Post-Effective Amendment No. 25 to the Registration Statement.)

               (a)(4)   Certificate  of  Amendment   dated  December  13,  1990.
               (Incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (a)(5)  Establishment  and Designation of Series dated October 6,
               1992.   (Incorporated   by   reference   to   Exhibit   1(e)   to
               Post-Effective Amendment No. 25 to the Registration Statement.)

               (a)(6) Redesignation of Series by the Registrant on behalf of Scudder Capital Growth Fund, dated December 2, 1996. (Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (a)(7) Establishment and Designation of Classes of Shares of Beneficial Interest, $0.01 Par Value, Kemper A, B & C Shares, and Scudder Shares. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

               (a)(8) Redesignation of Series, Scudder Value Fund to Value Fund. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

               (a)(9)(a) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Scudder Large Company Value Fund - Class S Shares and Scudder Large Company Value Fund - AARP Shares, dated March 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (a)(9)(b) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Scudder Select 500 Fund - Class S Shares and Scudder Select 500 Fund - AARP Shares, dated March 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (a)(9)(c) Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, Scudder Select 1000 Growth Fund - Class S Shares and Scudder Select 1000 Growth Fund - AARP Shares, dated March 17, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

          (2) (b)(1) By-Laws as of October 16, 1985. (Incorporated by reference to Exhibit 2(a) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (b)(2) Amendment to the By-Laws of Registrant as amended through December 9, 1985. (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (b)(3) Amendment to the  Registrant's  By-Laws dated December 12,
               1991.   (Incorporated   by   reference   to   Exhibit   2(c)   to
               Post-Effective Amendment No. 25 to the Registration Statement.)

               (b)(4) Amendment to the Registrant's  By-Laws dated September 17,
               1992.   (Incorporated   by  reference  to  the  Exhibit  2(d)  to
               Post-Effective Amendment No. 25 to the Registration Statement.)

               (b)(5) Amendment to the Registrant's By-Laws dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

          (3)  Inapplicable.

          (4) Form of Agreement and Plan of Reorganization. (Incorporated by reference to the Registrant's Rule 497 filing filed on March 26, 2001.)

          (5)  Inapplicable.

          (6) (d)(1) Investment Management Agreement between the Registrant, on behalf of Scudder Large Company Value Fund, and Scudder Kemper Investments, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

               (d)(2) Investment Management Agreement between the Registrant, on behalf of Value Fund, and Scudder Kemper Investment, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

               (d)(3) Investment Management Agreement between the Registrant on behalf of Scudder Select 500 Fund and Scudder Kemper Investments, Inc., dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

               (d)(4) Investment Management Agreement between the Registrant on behalf of Scudder Select 1000 Growth Fund and Scudder Kemper Investments, Inc., dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

               (d)(5) Investment Management Agreement between the Registrant on behalf of Scudder Large Company Value Fund and Scudder Kemper Investments, Inc., dated February 7, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (d)(6) Form of Investment Management Agreement between the Registrant on behalf of Scudder Select 500 Fund and Scudder Kemper Investments, Inc., dated August 25, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (d)(7) Form of Investment Management Agreement between the Registrant on behalf of Scudder Select 1000 Growth Fund and Scudder Kemper Investments, Inc., dated October 2, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (d)(8) Investment Management Agreement between the Registrant, on behalf of Scudder Large Company Value Fund, and Scudder Kemper Investments, Inc., dated October 1, 2000. (Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.)

          (7) (e)(1) Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

               (e)(2) Underwriting Agreement between the Registrant and Scudder Investor Services, Inc. dated September 7, 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

               (e)(3) Amendment dated September 30, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

               (e)(4) Amendment dated December 7, 1999 to the Underwriting and Distribution Services Agreement between the Registrant, on behalf of Value Fund, and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement.)

          (8)  Inapplicable.

          (9) (g)(1) Custodian Agreement between the Registrant and State Street Bank and Trust Company ("State Street Bank") dated October 1, 1982. (Incorporated by reference to Exhibit 8(a)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(1)(a) Fee schedule for Exhibit (g)(1). (Incorporated by reference to Exhibit 8(a)(2) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(2) Amendment to Custodian Contract dated March 31, 1986. (Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(3) Amendment to Custodian Contract dated October 1, 1982. (Incorporated by reference to Exhibit 8(a)(4)to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(4) Amendment to Custodian Contract dated September 16, 1988. (Incorporated by reference to Exhibit 8(a)(5) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(5) Amendment to Custodian Contract dated December 13, 1990. (Incorporated by reference to Exhibit 8(a)(6) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(5)(a) Fee schedule for Exhibit (g)(5) dated August 1, 1994. (Incorporated by reference to Exhibit 8(a)(7) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(6) Amendment to Custodian Contract dated March 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

               (g)(6)(a) Form of Fee schedule for Exhibit (g)(6).  (Incorporated
               by  reference  to   Post-Effective   Amendment   No.  35  to  the
               Registration Statement.)

               (g)(7) Agency Agreement between State Street Bank and Trust Company and The Bank of New York, London office dated January 1, 1979. (Incorporated by reference to Exhibit (b)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (g)(8) Subcustodian Agreement between State Street Bank and the Chase Manhattan Bank, N.A. dated September 1, 1986. (Incorporated by reference to Exhibit 8(c)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

          (10) (n)(1) Mutual Funds Multi-Distribution System Plan, Rule 18f-3 Plan. (Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 29 to the Registration Statement.)

               (n)(2) Plan With Respect to Scudder Large Company Value Fund Pursuant to Rule 18f-3, dated March 14, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (n)(3) Amended and Restated Plan With Respect to Scudder Large Company Value Fund Pursuant to Rule 18f-3, dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (n)(4) Plan With Respect to Scudder Select 500 Fund Pursuant to Rule 18f-3, dated March 14, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (n)(5) Amended and Restated Plan With Respect to Scudder Select 500 Fund Pursuant to Rule 18f-3, dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (n)(6) Plan With Respect to Scudder Select 1000 Growth Fund Pursuant to Rule 18f-3, dated March 14, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (n)(7) Amended and Restated Plan With Respect to Scudder Select 1000 Growth Fund Pursuant to Rule 18f-3, dated May 8, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

          (11) Opinion and Consent of Dechert. (Incorporated by reference to the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 15, 2000.)

          (12) Opinion and Consent of Willkie, Farr & Gallagher supporting the tax matters and consequences to shareholders discussed in the prospectus is filed herewith pursuant to the undertaking made in
               Item 17(3) of the Registration Statement that the final tax opinion be filed as part of a post-effective amendment to the Registration Statement.

          (13) (h)(1) Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated October 2, 1989. (Incorporated by reference to Exhibit 9(a)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (h)(1)(a) Fee schedule for Exhibit (h)(1). (Incorporated by reference to Exhibit 9(a)(2) to Post Effective Amendment No. 25 to the Registration Statement.)

               (h)(1)(b) Form of revised fee schedule for Exhibit (h)(1). (Incorporated by reference to Exhibit 9(a)(3) to Post-Effective Amendment No. 23 to the Registration Statement.)

               (h)(2) Transfer Agency Fee Schedule between the Registrant and Kemper Service Company on behalf of Scudder Value Fund dated January 1, 1999. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)


               (h)(3) Agency Agreement between the Registrant on behalf of Value Fund and Kemper Service Company dated April 16, 1998. (Incorporated by reference to Post-Effective No. 30 to the Registration Statement.)

               (h)(4) Amendment No. 1 dated September 30, 1999 to the Agency Agreement between the Registrant, on behalf of Value Fund, and Kemper Service Company. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

               (h)(5) COMPASS Service Agreement between Scudder Trust Company and the Registrant dated October 1, 1995. (Incorporated by reference to Exhibit 9(b)(3)to Post-Effective Amendment No. 24 to the Registration Statement.)

               (h)(6) Shareholder Services Agreement between the Registrant and Charles Schwab & Co., Inc. dated June 1, 1990. (Incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (h)(7) Service Agreement between Copeland Associates, Inc. and Scudder Service Corporation, on behalf of Scudder Equity Trust, dated June 8, 1995. (Incorporated by reference to Exhibit 9(c)(1) to Post-Effective Amendment No. 23 to the Registration Statement.)

               (h)(8) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Capital Growth Fund, and Scudder Fund Accounting Corporation dated October 19, 1994. (Incorporated by reference to Exhibit 9(e)(1) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (h)(9) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Value Fund, and Scudder Fund Accounting Corporation dated October 24, 1994. (Incorporated by reference to
               Exhibit 9(e)(2) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (h)(10) Amendment No. 1 dated September 30, 1999 to the Fund Accounting Service Agreement between the Registrant, on behalf of Value Fund, and Scudder Fund Accounting Corporation. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

               (h)(11) Special Servicing Agreement dated November 15, 1996 between Scudder Pathway Series and the Registrant, on behalf of Scudder Capital Growth Fund and Scudder Value Fund. (Incorporated by reference to Exhibit 9(f) to Post-Effective Amendment No. 25 to the Registration Statement.)

               (h)(12) Administrative Services Agreement between the Registrant and Kemper Distributors, Inc. dated April 1998. (Incorporated by reference to Post-Effective Amendment No. 30 to the Registration Statement.)

               (h)(12)(a) Amendment No. 1 dated September 14, 1999 to the Administrative Services Agreement between the Registrant on behalf of Value Fund and Kemper Distributors, Inc. (Incorporated by reference to Post-Effective Amendment No. 35 to the Registration Statement.)

               (h)(12)(b) Form of Administrative Services Agreement (and Fee Schedule thereto) between the Registrant, on behalf of Scudder Large Company Value Fund, Scudder Select 500 Fund, Scudder Select 1000 Growth Fund, and Value Fund, and Scudder Kemper Investments, Inc., dated August 28, 2000. (Incorporated by reference to Post-Effective Amendment No. 39 to the Registration Statement.)

               (h)(13) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

               (h)(14) Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Select 1000 Growth Fund, and Scudder Fund Accounting Corporation dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

               (h)(15) License Agreement between the Registrant, on behalf of Scudder Select 500 Fund, and Standard & Poor's Corporation, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

               (h)(16) Research License Agreement between the Registrant, on behalf of Scudder Select 1000 Growth Fund, and Frank Russell Company dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.)

          (14) Consents of Independent Accountants. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)

          (15) Inapplicable.

          (16) Powers  of   Attorney.   (Incorporated   by   reference   to  the
               Registrant's   Registration  Statement  on  Form  N-14  filed  on
               December 15, 2000.)

          (17) Form of Proxy. (Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on December 15, 2000.)


Item 17. Undertakings.
-------  ------------

          (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Value Equity Trust has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 31st day of August, 2001.

                                        VALUE EQUITY TRUST



                                        By:      /s/ Linda C. Coughlin
                                             ------------------------------
                                        Title:    President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.



                SIGNATURE                                   TITLE                                    DATE
                ---------                                   -----                                    ----

/s/ Linda C. Coughlin                               President and Trustee                       August 31, 2001
---------------------------
Linda C. Coughlin

/s/ Henry P. Becton, Jr.   *                               Trustee                              August 31, 2001
---------------------------
Henry P. Becton, Jr.

/s/ Dawn-Marie Driscoll    *                               Trustee                              August 31, 2001
---------------------------
Dawn-Marie Driscoll

/s/ Edgar R. Fiedler       *                               Trustee                              August 31, 2001
---------------------------
Edgar R. Fiedler

/s/ Keith R. Fox           *                               Trustee                              August 31, 2001
---------------------------
Keith R. Fox

/s/ Jean Gleason Stromberg*                                Trustee                              August 31, 2001
--------------------------
Jean Gleason Stromberg

/s/ Jean C. Tempel         *                               Trustee                              August 31, 2001
---------------------------
Jean C. Tempel

/s/ Steven Zaleznick       *                               Trustee                              August 31, 2001
---------------------------
Steven Zaleznick

/s/ John R. Hebble                           Treasurer (Principal Financial and                 August 31, 2001
---------------------------                          Accounting Officer)
John R. Hebble



*By:     /s/ Joseph R. Fleming                                  August 31, 2001
         --------------------------------------------
         Joseph R. Fleming, Attorney-in-fact

*Executed pursuant to powers of attorney previously filed with the Securities and Exchange Commission as an exhibit to the Registrant's Registration Statement on Form N-14.

                                                              File No. 333-51870

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    EXHIBITS

                                       TO

                                    FORM N-14

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                               VALUE EQUITY TRUST

                               VALUE EQUITY TRUST

                                  EXHIBIT INDEX


Exhibit 12                 Opinion and Consent of Willkie, Farr & Gallagher